Investment in joint ventures	12 Months Ended
Dec. 31, 2023
Disclosure of Joint Ventures [Abstract]
Investment in joint ventures
Note 17. Investment in joint ventures

Name of joint venture	Principal activity	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by the Company
			As of December 31, 2023	As of December 31, 2022
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%
Promedical S.A. is accounted for using the equity method in these Consolidated Financial Statements. Pursuant to a shareholder agreement, the Group has the right to cast 50% of the votes at shareholder meetings of Promedical S.A.
The other summary information that precedes the reconciliation to the Group’s carrying amount represents amounts included in the IFRS financial statements of the joint venture, not the Procaps Group share of these amounts, although they are adjusted to reflect fair value adjustments upon acquisition or accounting policy alignments.
Summarized financial information of Promedical S.A is set out below. The summarized financial information below represents amounts in the Promedical S.A.’s financial statements prepared in accordance with IFRS Standards, adjusted by the Group for equity accounting purposes.

	As of December 31
	2023	2022
Current assets	$9,128	$10,107
Non-current assets	2,940	2,970
Current liabilities	7,848	8,422
Non-current liabilities	1,047	866
Equity	3,173	3,789

	For the year ended December 31
	2023	2022
Revenue	19,891	19,844
(Loss)/income for the year	(647)	(2,040)
Total comprehensive (loss)/income	(647)	(2,040)

	As of December 31
	2023	2022
Net assets of Promedical S.A.	$3,173	$3,789
Proportion of the Group’s ownership interest in Promedical S.A.	1,587	1,895
Other adjustments	441	(390)
Carrying amount of the Group’s interest in Promedical S.A.	$2,028	$1,505